                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_]  is a restatement.
                                    [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:

     /s/ Glenn M. Hofsess            Greenwich, CT              8/11/11
----------------------------    ---------------------     --------------------
           (Name)                    (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       67 items
Form 13F Information Table Value Total: $541,322 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

ENDEAVOUR CAPITAL ADVISORS INC.
13F JUNE 30, 2011

            ITEM 1               ITEM 2     ITEM 3   ITEM 4     ITEM 5                 ITEM 6     ITEM 7      ITEM 8
                                                     TOTAL
                                 TITLE                FMV                                                    VOTING     VOTING
                                  OF                   (X        TOTAL    SH/  PUT/  INVESTMENT    OTHER    AUTHORITY  AUTHORITY
       NAME OF ISSUER            CLASS      CUSIP    $1,000)    SHARES    PRN  CALL  DISCRETION  MANAGERS      SOLE       NONE
----------------------------  ----------  ---------  -------  ----------  ---  ----  ----------  --------  ----------  ----------
AFLAC INC                        COM      001055102    2,815      60,300   SH           SOLE       NONE             0      60,300
ALLSTATE CORP                    COM      020002101    9,458     309,800   SH           SOLE       NONE       119,900     189,900
AMERICAN RIVER BANKSHARES        COM      029326105    3,890     638,770   SH           SOLE       NONE       638,770           0
AMERIPRISE FINL INC              COM      03076C106   14,241     246,900   SH           SOLE       NONE        82,200     164,700
AON CORP                         COM      037389103   13,521     263,561   SH           SOLE       NONE        79,061     184,500
APOLLO GLOBAL MGMT LLC         CL A SHS   037612306    5,853     340,300   SH           SOLE       NONE        77,500     262,800
BANK COMM HLDGS                  COM      06424J103    3,150     750,000   SH           SOLE       NONE       750,000           0
BANK OF AMERICA CORPORATION      COM      060505104    5,501     501,948   SH           SOLE       NONE             0     501,948
BB&T CORP                        COM      054937107   17,924     667,800   SH           SOLE       NONE       293,700     374,100
BRIDGE CAP HLDGS                 COM      108030107      362      32,698   SH           SOLE       NONE        32,698           0
BROWN & BROWN INC                COM      115236101   19,189     747,837   SH           SOLE       NONE       202,628     545,209
CAPITALSOURCE INC                COM      14055X102   10,173   1,577,200   SH           SOLE       NONE       470,827   1,106,373
CBOE HLDGS INC                   COM      12503M108    4,874     198,123   SH           SOLE       NONE        49,023     149,100
CHARTER FINL CORP WEST PT GA     COM      16122M100    2,927     295,700   SH           SOLE       NONE       295,700           0
CIT GROUP INC                  COM NEW    125581801    4,534     102,429   SH           SOLE       NONE        31,754      70,675
CITIGROUP INC                  COM NEW    172967424   28,735     690,088   SH           SOLE       NONE       103,278     586,810
CITIZENS SOUTH BKG CP DEL        COM      176682102    1,735     418,110   SH           SOLE       NONE       418,110           0
COMERICA INC                     COM      200340107   20,516     593,449   SH           SOLE       NONE       166,949     426,500
EQUITY RESIDENTIAL            SH BEN INT  29476L107    1,950      32,500   SH           SOLE       NONE             0      32,500
FIFTH THIRD BANCORP              COM      316773100   35,533   2,786,891   SH           SOLE       NONE       975,966   1,810,925
FINANCIAL INSTNS INC             COM      317585404      566      34,499   SH           SOLE       NONE        34,499           0
FIRST MIDWEST BANCORP DEL        COM      320867104   18,872   1,535,546   SH           SOLE       NONE       899,529     636,017
1ST UNITED BANCORP INC FLA       COM      33740N105      355      57,094   SH           SOLE       NONE        57,094           0
FLUSHING FINL CORP               COM      343873105    6,090     468,442   SH           SOLE       NONE       468,442           0

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
FORTRESS INVESTMENT GROUP LL     CL A     34958B106    4,207     872,900   SH           SOLE       NONE       576,300     296,600
GALLAGHER ARTHUR J & CO          COM      363576109   16,873     591,200   SH           SOLE       NONE       176,800     414,400
GENWORTH FINL INC              COM CL A   37247D106    7,911     769,530   SH           SOLE       NONE       231,046     538,484
GOLDMAN SACHS GROUP INC          COM      38141G104    2,995      22,500   SH           SOLE       NONE             0      22,500
GREENHILL & CO INC               COM      395259104    1,028      19,100   SH           SOLE       NONE        19,100           0
HARTFORD FINL SVCS GROUP INC     COM      416515104    1,005      38,100   SH           SOLE       NONE        38,100           0
HCP INC                          COM      40414L109    1,816      49,500   SH           SOLE       NONE             0      49,500
HERITAGE FINL CORP WASH          COM      42722X106    8,091     625,746   SH           SOLE       NONE       625,746           0
HERITAGE FINL GROUP INC          COM      42726X102    2,980     250,000   SH           SOLE       NONE       250,000           0
HERITAGE OAKS BANCORP            COM      42724R107    1,825     480,338   SH           SOLE       NONE       480,338           0
HOWARD HUGHES CORP               COM      44267D107    3,089      47,500   SH           SOLE       NONE        16,500      31,000
HUNTINGTON BANCSHARES INC        COM      446150104    2,889     440,400   SH           SOLE       NONE       440,400           0
INTERACTIVE BROKERS GROUP IN     COM      45841N107      682      43,600   SH           SOLE       NONE        43,600           0
INVESTORS BANCORP INC            COM      46146P102    3,255     229,200   SH           SOLE       NONE       229,200           0
JPMORGAN CHASE & CO              COM      46625H100   16,198     395,657   SH           SOLE       NONE             0     395,657
MARSH & MCLENNAN COS INC         COM      571748102    6,881     220,600   SH           SOLE       NONE        65,800     154,800
MB FINANCIAL INC NEW             COM      55264U108   19,278   1,001,991   SH           SOLE       NONE       518,086     483,905
METLIFE INC                      COM      59156R108   10,503     239,417   SH           SOLE       NONE        65,382     174,035
MIDSOUTH BANCORP INC             COM      598039105    4,536     332,771   SH           SOLE       NONE       332,771           0
MORGAN STANLEY                 COM NEW    617446448    5,719     248,565   SH           SOLE       NONE             0     248,565
NEW YORK CMNTY BANCORP INC       COM      649445103   10,174     678,692   SH           SOLE       NONE       678,692           0
OLD LINE BANCSHARES INC          COM      67984M100    2,336     278,788   SH           SOLE       NONE       278,788           0
PHH CORP                       COM NEW    693320202    4,905     239,054   SH           SOLE       NONE        61,894     177,160
PNC FINL SVCS GROUP INC          COM      693475105   13,135     220,353   SH           SOLE       NONE        64,891     155,462
POPULAR INC                      COM      733174106    3,132   1,134,644   SH           SOLE       NONE     1,134,644           0
PUBLIC STORAGE                   COM      74460D109    1,893      16,600   SH           SOLE       NONE             0      16,600
RENAISSANCERE HOLDINGS LTD       COM      G7496G103    9,254     132,300   SH           SOLE       NONE        39,800      92,500
SIMON PPTY GROUP INC NEW         COM      828806109    3,882      33,400   SH           SOLE       NONE             0      33,400
SOUTHWEST BANCORP INC OKLA       COM      844767103    6,057     618,700   SH           SOLE       NONE       618,700           0
SPDR S&P 500 ETF TR            TR UNIT    78462F103   24,744     187,500   SH  PUT      SOLE       NONE             0     187,500
STERLING BANCORP                 COM      859158107   11,382   1,199,419   SH           SOLE       NONE     1,199,419           0
SUSQUEHANNA BANCSHARES INC P     COM      869099101    1,710     213,800   SH           SOLE       NONE       213,800           0
TFS FINL CORP                    COM      87240R107      500      51,700   SH           SOLE       NONE        51,700           0
TOWERS WATSON & CO               CL A     891894107    4,895      74,500   SH           SOLE       NONE        22,400      52,100
UMPQUA HLDGS CORP                COM      904214103    4,292     370,936   SH           SOLE       NONE       370,936           0
US BANCORP DEL                 COM NEW    902973304   14,130     553,900   SH           SOLE       NONE       167,000     386,900

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
VALIDUS HOLDINGS LTD           COM SHS    G9319H102   11,845     382,700   SH           SOLE       NONE       132,700     250,000
VIEWPOINT FINL GROUP INC MD      COM      92672A101    1,130      81,912   SH           SOLE       NONE        81,912           0
VORNADO RLTY TR               SH BEN INT  929042109    1,864      20,000   SH           SOLE       NONE             0      20,000
WASHINGTON FED INC               COM      938824109    3,476     211,560   SH           SOLE       NONE       211,560           0
WELLS FARGO & CO NEW             COM      949746101   23,596     840,896   SH           SOLE       NONE       253,599     587,297
WEST COAST BANCORP ORE NEW     COM NEW    952145209    6,573     392,209   SH           SOLE       NONE       392,209           0
ZIONS BANCORPORATION             COM      989701107   21,890     911,700   SH           SOLE       NONE       305,200     606,500

                                                     541,322  29,113,863                                   16,636,641  12,477,222